Subsequent Event - Additional Information (Detail) - Apr. 03, 2020 - Subsequent Event [Member] ¥ in Millions, $ in Millions	USD ($) shares	CNY (¥) shares
Huya 2017 Share Incentive Plan [Member]
Subsequent Event [Line Items]
Share based compensation cost would be immediately recognized | ¥		¥ 57.7
Parent Company [Member]
Subsequent Event [Line Items]
Number of shares transferred	16,523,819
Sale of stock consideration value | $	$ 262,563
Percent of voting power based on diluted basis	50.10%
Percent of voting power based on outstanding share basis basis	50.90%
Number of shares held	68,374,463
Voting power	43.00%
Common Class A [Member] | Huya 2017 Share Incentive Plan [Member]
Subsequent Event [Line Items]
Share based compensation, options, vested and expected to vest, exercisable (in shares)		8,343,527